Operating profit - Operating profit (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
Interest recognised on impaired financial assets	$ 263	$ 261	$ 574
Interest recognised on financial assets measured at amortised cost	42,130
Interest recognised on financial assets measured at fair value through other comprehensive income	7,020
Interest on financial instruments, excluding interest on financial liabilities held for trading or designated or otherwise mandatorily measured at fair value	(16,972)	(10,912)	(11,858)
Payments under lease and sublease agreements	(879)	(936)	(969)
– minimum lease payments	(862)	(911)	(945)
– contingent rents and sublease payments	(17)	(25)	(24)
UK bank levy	(964)	(916)	(922)
Restructuring provisions	(73)	(204)	(415)
Impairment of available-for-sale equity securities		(98)	(36)
Gains/(losses) recognised on assets held for sale	27	195	(206)
Loss on net monetary position	(136)	0	0
Gain/(loss) on disposal of operations in Brazil	(15)	19	(1,743)
Loan impairment charges and other credit risk provisions	(1,767)	(1,769)	(3,400)
– net impairment charge on loans and advances	(1,896)	(1,992)	(3,350)
– loans commitments and guarantees	3
– other financial assets	21
– debt instruments measured at fair value though other comprehensive income	$ 105
– release of impairment on available-for-sale debt securities		190	63
– other credit risk provisions		$ 33	$ (113)